Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
14.	CASH AND CASH EQUIVALENTS

	2020	2019	2018
Cash and banks	14,843	6,983	6,678
Short-term investments (1)	5,189	52,079	31,558
Financial assets at fair value through profit or loss (2)	34,586	7,038	7,792

	54,618	66,100	46,028

(1)	Includes term deposits and other invetsments with the BNA for 2,000, 10,043 and 5,084 as of December 31, 2020, 2019 and 2018, respectively.
(2)	See Note 6.